Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a)
....................... 62,941 $ 3,857,024
AeroVironment, Inc.
(a) (b)
................ 257,100 39,565,119
Archer Aviation, Inc. , Class A
(a) (b)
.......... 2,025,556 19,749,171
Byrna Technologies, Inc.
(a)
.............. 161,233 4,645,123
Cadre Holdings, Inc. .................. 237,323 7,665,533
Eve Holding, Inc.
(a) (b)
.................. 461,268 2,509,298
Intuitive Machines, Inc. , Class A
(a) (b)
........ 22,313 405,204
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 602,621 15,897,142
Leonardo DRS, Inc.
(a) (b)
................ 676,234 21,849,120
Moog, Inc. , Class A .................. 260,975 51,370,319
Park Aerospace Corp. ................. 74,644 1,093,535
Redwire Corp.
(a) (b)
.................... 51,258 843,707
Rocket Lab USA, Inc.
(a) (b)
............... 3,190,881 81,271,739
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 27,942 164,299
VirTra, Inc.
(a) (b)
...................... 96,886 653,980
251,540,313
Automobile Components — 1.4%
Dorman Products, Inc.
(a)
............... 237,277 30,739,235
Gentherm, Inc.
(a) (b)
................... 281,893 11,254,578
Holley, Inc.
(a)
....................... 220,984 667,372
LCI Industries ...................... 228,098 23,583,052
Luminar Technologies, Inc.
(a) (b)
........... 180,412 970,617
Modine Manufacturing Co.
(a) (b)
........... 474,105 54,962,993
Patrick Industries, Inc.
(b)
............... 296,878 24,664,624
Visteon Corp.
(a) (b)
.................... 249,753 22,158,086
XPEL, Inc.
(a) (b) (c)
..................... 230,013 9,186,719
178,187,276
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................ 166,807 802,342
Banks — 1.1%
Axos Financial, Inc.
(a)
................. 52,431 3,662,305
BancFirst Corp. ..................... 25,349 2,970,396
Bancorp, Inc. (The)
(a) (b)
................ 399,738 21,038,211
Bank7 Corp. ....................... 4,189 195,459
City Holding Co. .................... 10,625 1,258,850
Coastal Financial Corp.
(a) (b)
............. 99,630 8,459,583
Columbia Financial, Inc.
(a) (b)
............. 19,995 316,121
Esquire Financial Holdings, Inc. .......... 55,825 4,438,087
First Bancorp ...................... 109,834 2,041,814
First Business Financial Services, Inc. ...... 4,883 226,034
First Financial Bankshares, Inc. .......... 1,203,555 43,388,158
First Foundation, Inc. ................. 180,533 1,121,110
First Internet Bancorp ................. 27,250 980,727
First Western Financial, Inc.
(a)
........... 22,771 445,173
Greene County Bancorp, Inc. ............ 64,095 1,776,713
Lakeland Financial Corp. ............... 13,277 912,927
Live Oak Bancshares, Inc. .............. 277,405 10,971,368
Metrocity Bankshares, Inc. ............. 24,852 794,021
Nicolet Bankshares, Inc. ............... 29,412 3,085,613
Pathward Financial, Inc.
(b)
.............. 61,196 4,502,802
Peoples Financial Services Corp. ......... 21,792 1,115,315
ServisFirst Bancshares, Inc. ............ 129,378 10,963,492
Shore Bancshares, Inc. ................ 53,590 849,402
Triumph Financial, Inc.
(a) (b)
.............. 186,773 16,973,930
USCB Financial Holdings, Inc. , Class A ..... 26,882 477,155
142,964,766
Beverages — 0.3%
MGP Ingredients, Inc.
(b)
................ 129,935 5,115,541
National Beverage Corp. ............... 214,409 9,148,832
Primo Brands Corp. , Class A
(b)
........... 182,070 5,602,294
Security
Shares
Shares Value
Beverages (continued)
Vita Coco Co., Inc. (The)
(a) (b)
............ 360,185 $ 13,294,428
33,161,095
Biotechnology — 12.4%
(a)
4D Molecular Therapeutics, Inc. .......... 297,659 1,657,961
Absci Corp.
(b)
...................... 545,254 1,428,565
ACADIA Pharmaceuticals, Inc. ........... 1,095,292 20,098,608
Achieve Life Sciences, Inc.
(b)
............ 190,088 669,110
Actinium Pharmaceuticals, Inc. ........... 279,161 351,743
ADC Therapeutics SA
(b)
............... 448,214 891,946
ADMA Biologics, Inc.
(b)
................ 2,064,320 35,403,088
Aerovate Therapeutics, Inc. ............. 115,739 306,708
Agenus, Inc.
(b)
...................... 71,963 197,179
Akebia Therapeutics, Inc.
(b)
............. 187,944 357,094
Akero Therapeutics, Inc. ............... 106,348 2,958,601
Aldeyra Therapeutics, Inc.
(b)
............. 69,320 345,907
Alector, Inc.
(b)
...................... 814,138 1,538,721
Alkermes plc
(b)
...................... 1,475,873 42,446,107
Altimmune, Inc.
(b)
.................... 360,597 2,599,904
ALX Oncology Holdings, Inc. ............ 308,654 515,452
Amicus Therapeutics, Inc.
(b)
............. 2,687,939 25,320,385
AnaptysBio, Inc.
(b)
................... 198,079 2,622,566
Anavex Life Sciences Corp.
(b)
............ 179,112 1,923,663
Anika Therapeutics, Inc. ............... 22,872 376,473
Apogee Therapeutics, Inc.
(b)
............. 347,634 15,747,820
Applied Therapeutics, Inc.
(b)
............. 536,076 458,988
Arbutus Biopharma Corp. .............. 1,257,285 4,111,322
Arcellx, Inc.
(b)
...................... 395,601 30,338,641
Arcturus Therapeutics Holdings, Inc.
(b)
...... 188,898 3,205,599
Arcus Biosciences, Inc. ................ 499,094 7,431,510
Arcutis Biotherapeutics, Inc.
(b)
........... 988,885 13,775,168
Ardelyx, Inc. ....................... 2,143,621 10,868,158
ArriVent Biopharma, Inc.
(b)
.............. 155,873 4,152,457
Arrowhead Pharmaceuticals, Inc.
(b)
........ 1,095,318 20,591,978
ARS Pharmaceuticals, Inc.
(b)
............ 453,889 4,788,529
Artiva Biotherapeutics, Inc.
(b)
............ 70,635 712,001
Astria Therapeutics, Inc. ............... 356,454 3,186,699
Atossa Therapeutics, Inc.
(b)
............. 235,868 222,683
Aurinia Pharmaceuticals, Inc. ............ 905,868 8,134,695
Avid Bioservices, Inc.
(b)
................ 533,539 6,589,207
Avidity Biosciences, Inc.
(b)
.............. 1,017,567 29,590,848
Avita Medical, Inc.
(b)
.................. 239,837 3,069,914
Bicara Therapeutics, Inc.
(b)
............. 98,474 1,715,417
BioCryst Pharmaceuticals, Inc.
(b)
.......... 1,892,944 14,234,939
Biohaven Ltd.
(b)
..................... 787,531 29,414,283
Biomea Fusion, Inc.
(b)
................. 257,808 1,000,295
Black Diamond Therapeutics, Inc. ......... 259,944 556,280
Blueprint Medicines Corp.
(b)
............. 583,048 50,853,447
Boundless Bio, Inc.
(b)
................. 85,806 248,837
Bridgebio Pharma, Inc.
(b)
............... 804,316 22,070,431
Cabaletta Bio, Inc.
(b)
.................. 94,104 213,616
CAMP4 Therapeutics Corp.
(b)
............ 36,181 188,865
Candel Therapeutics, Inc.
(b)
............. 184,691 1,603,118
Capricor Therapeutics, Inc.
(b)
............ 284,124 3,920,911
Cardiff Oncology, Inc.
(b)
................ 145,508 631,505
CareDx, Inc.
(b)
...................... 102,598 2,196,623
Cargo Therapeutics, Inc.
(b)
.............. 31,704 457,172
Cartesian Therapeutics, Inc.
(b)
........... 92,903 1,663,893
Catalyst Pharmaceuticals, Inc. ........... 1,019,949 21,286,336
Celcuity, Inc.
(b)
...................... 277,721 3,635,368
Celldex Therapeutics, Inc.
(b)
............. 482,162 12,184,234
CervoMed, Inc.
(b)
.................... 49,759 116,436
CG oncology, Inc.
(b)
.................. 263,421 7,554,914
Climb Bio, Inc.
(b)
..................... 15,449 27,808
Cogent Biosciences, Inc.
(b)
.............. 785,058 6,123,452

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Coherus Biosciences, Inc.
(b)
............. 284,354 $ 392,409
Corbus Pharmaceuticals Holdings, Inc.
(b)
.... 66,632 786,258
Crinetics Pharmaceuticals, Inc.
(b)
......... 804,557 41,136,999
Cullinan Therapeutics, Inc.
(b)
............ 421,575 5,134,784
Cytokinetics, Inc.
(b)
................... 96,259 4,528,023
Day One Biopharmaceuticals, Inc.
(b)
....... 423,534 5,366,176
Denali Therapeutics, Inc. ............... 659,460 13,439,795
Dianthus Therapeutics, Inc.
(b)
............ 16,159 352,266
Disc Medicine, Inc. ................... 19,902 1,261,787
Dynavax Technologies Corp.
(b)
........... 967,351 12,353,072
Dyne Therapeutics, Inc. ............... 756,208 17,816,260
Elevation Oncology, Inc.
(b)
.............. 492,256 276,943
Fennec Pharmaceuticals, Inc.
(b)
.......... 40,319 254,816
Fibrobiologics, Inc.
(b)
.................. 268,475 536,950
Foghorn Therapeutics, Inc. ............. 154,837 730,831
Galectin Therapeutics, Inc.
(b)
............ 111,162 143,399
Geron Corp.
(b)
...................... 3,787,836 13,408,939
Greenwich Lifesciences, Inc.
(b)
........... 52,461 589,137
Halozyme Therapeutics, Inc. ............ 1,142,671 54,631,101
Heron Therapeutics, Inc.
(b)
.............. 115,966 177,428
HilleVax, Inc.
(b)
...................... 55,108 114,074
Humacyte, Inc.
(b)
.................... 817,349 4,127,612
Ideaya Biosciences, Inc.
(b)
.............. 773,875 19,888,588
IGM Biosciences, Inc.
(b)
................ 128,245 783,577
ImmunityBio, Inc.
(b)
................... 1,055,993 2,703,342
Immunome, Inc.
(b)
................... 474,220 5,036,216
Immunovant, Inc.
(b)
................... 532,574 13,191,858
Inhibrx Biosciences, Inc. ............... 57,549 886,255
Inmune Bio, Inc.
(b)
................... 135,829 634,321
Insmed, Inc.
(b)
...................... 1,580,713 109,132,426
Iovance Biotherapeutics, Inc.
(b)
........... 2,517,097 18,626,518
Ironwood Pharmaceuticals, Inc. , Class A .... 442,280 1,959,300
Janux Therapeutics, Inc.
(b)
.............. 259,093 13,871,839
Jasper Therapeutics, Inc.
(b)
............. 103,881 2,220,976
KalVista Pharmaceuticals, Inc.
(b)
.......... 316,994 2,684,939
Keros Therapeutics, Inc. ............... 273,986 4,337,198
Kiniksa Pharmaceuticals International plc .... 352,615 6,974,725
Korro Bio, Inc.
(b)
..................... 15,655 595,986
Krystal Biotech, Inc.
(b)
................. 227,369 35,619,628
Kura Oncology, Inc.
(b)
................. 667,914 5,817,531
Kymera Therapeutics, Inc.
(b)
............. 430,372 17,313,866
Kyverna Therapeutics, Inc.
(b)
............ 141,041 527,493
Larimar Therapeutics, Inc. .............. 415,996 1,609,905
Lexeo Therapeutics, Inc.
(b)
.............. 201,728 1,327,370
Lexicon Pharmaceuticals, Inc.
(b)
.......... 430,689 318,064
Lineage Cell Therapeutics, Inc.
(b)
......... 1,351,732 679,245
MacroGenics, Inc. ................... 483,364 1,570,933
Madrigal Pharmaceuticals, Inc.
(b)
......... 164,856 50,869,616
MannKind Corp. .................... 1,887,234 12,134,915
MeiraGTx Holdings plc
(b)
............... 283,824 1,728,488
Mersana Therapeutics, Inc. ............. 545,792 780,483
Metagenomi, Inc.
(b)
................... 144,135 520,327
MiMedx Group, Inc. .................. 509,489 4,901,284
Mineralys Therapeutics, Inc.
(b)
........... 49,072 604,076
Mirum Pharmaceuticals, Inc.
(b)
........... 363,533 15,032,090
Neurogene, Inc.
(b)
.................... 49,979 1,142,520
Novavax, Inc.
(b)
..................... 1,093,914 8,795,069
Nurix Therapeutics, Inc.
(b)
.............. 443,990 8,364,772
Nuvalent, Inc. , Class A ................ 321,703 25,182,911
Ocugen, Inc.
(b)
...................... 2,623,731 2,112,103
Olema Pharmaceuticals, Inc. ............ 95,184 554,923
Organogenesis Holdings, Inc. , Class A ..... 78,142 250,054
ORIC Pharmaceuticals, Inc. ............. 129,177 1,042,458
Outlook Therapeutics, Inc.
(b)
............. 107,332 202,857
Ovid therapeutics, Inc. ................ 538,334 502,642
Security
Shares
Shares Value
Biotechnology (continued)
PepGen, Inc.
(b)
..................... 124,417 $ 471,540
Perspective Therapeutics, Inc.
(b)
.......... 404,047 1,288,910
Poseida Therapeutics, Inc. ............. 177,289 1,701,974
Praxis Precision Medicines, Inc. .......... 158,120 12,168,915
Precigen, Inc.
(b)
..................... 102,236 114,504
Prime Medicine, Inc.
(b)
................. 526,675 1,537,891
ProKidney Corp. , Class A
(b)
............. 739,675 1,250,051
Protagonist Therapeutics, Inc. ........... 534,209 20,620,467
Prothena Corp. plc
(b)
.................. 226,493 3,136,928
PTC Therapeutics, Inc. ................ 530,848 23,962,479
Puma Biotechnology, Inc.
(b)
............. 123,312 376,102
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 2,283,211 15,434,506
Regulus Therapeutics, Inc. ............. 124,767 197,132
Renovaro, Inc.
(b)
.................... 649,620 542,758
REVOLUTION Medicines, Inc.
(b)
.......... 1,003,821 43,907,131
Rhythm Pharmaceuticals, Inc.
(b)
.......... 502,234 28,115,059
Rigel Pharmaceuticals, Inc. ............. 128,427 2,160,142
Rocket Pharmaceuticals, Inc.
(b)
........... 607,049 7,630,606
Sana Biotechnology, Inc.
(b)
.............. 1,221,765 1,991,477
Savara, Inc. ....................... 840,357 2,579,896
Scholar Rock Holding Corp.
(b)
........... 639,911 27,656,953
Sera Prognostics, Inc. , Class A
(b)
......... 253,055 2,059,868
Shattuck Labs, Inc. .................. 246,397 298,140
Skye Bioscience, Inc. ................. 24,453 69,202
Soleno Therapeutics, Inc.
(b)
............. 234,517 10,541,539
Solid Biosciences, Inc. ................ 22,771 91,084
SpringWorks Therapeutics, Inc.
(b)
......... 630,342 22,774,256
Spyre Therapeutics, Inc.
(b)
.............. 31,411 731,248
Stoke Therapeutics, Inc.
(b)
.............. 328,211 3,620,167
Summit Therapeutics, Inc.
(b)
............. 799,688 14,270,432
Syndax Pharmaceuticals, Inc. ........... 755,328 9,985,436
Tango Therapeutics, Inc. ............... 437,833 1,352,904
Taysha Gene Therapies, Inc.
(b)
........... 1,638,207 2,834,098
Tenaya Therapeutics, Inc.
(b)
............. 143,895 205,770
Tevogen Bio Holdings, Inc.
(b)
............ 151,059 155,591
TG Therapeutics, Inc.
(b)
................ 1,280,325 38,537,783
TScan Therapeutics, Inc.
(b)
............. 229,370 697,285
Twist Bioscience Corp.
(b)
............... 534,787 24,851,552
Tyra Biosciences, Inc.
(b)
............... 186,080 2,586,512
Upstream Bio, Inc.
(b)
.................. 89,238 1,467,073
UroGen Pharma Ltd.
(b)
................ 267,998 2,854,179
Vaxcyte, Inc.
(b)
...................... 1,138,581 93,204,241
Vera Therapeutics, Inc. , Class A .......... 406,475 17,189,828
Verastem, Inc. ...................... 380,020 1,964,703
Vericel Corp.
(b)
...................... 450,046 24,712,026
Viridian Therapeutics, Inc.
(b)
............. 491,431 9,420,732
Werewolf Therapeutics, Inc.
(b)
........... 69,303 102,568
X4 Pharmaceuticals, Inc.
(b)
............. 1,500,878 1,101,044
Xencor, Inc. ....................... 282,715 6,496,791
XOMA Royalty Corp.
(b)
................ 46,436 1,220,338
Y-mAbs Therapeutics, Inc.
(b)
............. 339,092 2,655,090
Zenas Biopharma, Inc.
(b)
............... 77,357 633,554
Zura Bio Ltd. , Class A
(b)
................ 479,474 1,198,685
1,568,206,064
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 51,189 181,209
Groupon, Inc.
(b)
..................... 105,022 1,276,017
Qurate Retail, Inc. , Class B
(b)
............ 15,590 45,055
Savers Value Village, Inc.
(b)
............. 213,312 2,186,448
3,688,729
Building Products — 1.8%
American Woodmark Corp.
(a)
............ 8,022 637,990
Apogee Enterprises, Inc. ............... 63,318 4,521,538

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
AZZ, Inc. ......................... 222,302 $ 18,210,980
CSW Industrials, Inc. ................. 153,792 54,257,818
Gibraltar Industries, Inc.
(a)
.............. 132,283 7,791,469
Griffon Corp. ....................... 344,097 24,523,793
Insteel Industries, Inc. ................. 73,226 1,977,834
Janus International Group, Inc.
(a) (b)
........ 1,298,619 9,544,850
JELD-WEN Holding, Inc.
(a) (b)
............. 271,371 2,222,528
Tecnoglass, Inc.
(b)
................... 205,879 16,330,322
UFP Industries, Inc. .................. 315,049 35,490,270
Zurn Elkay Water Solutions Corp.
(b)
........ 1,260,655 47,022,431
222,531,823
Capital Markets — 2.9%
Artisan Partners Asset Management, Inc. , Class
A ............................ 563,027 24,238,312
B Riley Financial, Inc.
(b)
................ 219,261 1,006,408
Brightsphere Investment Group, Inc. ....... 258,453 6,807,652
Cohen & Steers, Inc. ................. 258,657 23,884,387
Diamond Hill Investment Group, Inc. ....... 24,464 3,794,366
DigitalBridge Group, Inc. , Class A ......... 391,603 4,417,282
Donnelley Financial Solutions, Inc.
(a)
....... 151,977 9,533,517
GCM Grosvenor, Inc. , Class A ........... 385,168 4,726,011
Hamilton Lane, Inc. , Class A ............ 351,280 52,007,004
MarketWise, Inc. , Class A .............. 100,254 56,894
Moelis & Co. , Class A ................. 438,004 32,359,736
Open Lending Corp. , Class A
(a) (b)
......... 940,772 5,616,409
P10, Inc. , Class A ................... 361,944 4,564,114
Patria Investments Ltd. , Class A .......... 550,928 6,407,293
Perella Weinberg Partners , Class C ....... 485,590 11,576,466
Piper Sandler Cos. ................... 161,206 48,353,740
PJT Partners, Inc. , Class A ............. 217,731 34,360,129
StepStone Group, Inc. , Class A .......... 608,159 35,200,243
StoneX Group, Inc.
(a)
................. 28,214 2,764,126
Value Line, Inc. ..................... 7,223 381,374
Victory Capital Holdings, Inc. , Class A ...... 385,645 25,244,322
Virtus Investment Partners, Inc. .......... 53,918 11,893,232
WisdomTree, Inc. .................... 1,251,328 13,138,944
362,331,961
Chemicals — 1.7%
Arq, Inc.
(a)
......................... 28,116 212,838
ASP Isotopes, Inc.
(a) (b)
................. 491,643 2,227,143
Aspen Aerogels, Inc.
(a)
................ 129,234 1,535,300
Balchem Corp. ..................... 297,436 48,480,581
Cabot Corp. ....................... 493,973 45,104,675
Hawkins, Inc.
(b)
..................... 177,198 21,736,879
HB Fuller Co. ...................... 141,336 9,537,353
Ingevity Corp.
(a)
..................... 333,652 13,596,319
Innospec, Inc. ...................... 194,566 21,413,934
Northern Technologies International Corp. ... 69,428 936,584
Orion SA ......................... 532,632 8,410,259
PureCycle Technologies, Inc.
(a) (b)
.......... 211,761 2,170,550
Quaker Chemical Corp. ............... 127,009 17,877,787
Sensient Technologies Corp. ............ 367,215 26,167,741
Stepan Co. ........................ 20,055 1,297,558
220,705,501
Commercial Services & Supplies — 1.5%
ACV Auctions, Inc. , Class A
(a) (b)
........... 1,359,249 29,359,778
Aris Water Solutions, Inc. , Class A ........ 14,712 352,352
Brink's Co. (The) .................... 406,263 37,689,019
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 572,508 60,577,071
CECO Environmental Corp.
(a) (b)
.......... 267,205 8,077,607
Cimpress plc
(a) (b)
.................... 105,436 7,561,870
CompX International, Inc. .............. 7,600 198,740
Driven Brands Holdings, Inc.
(a) (b)
.......... 547,407 8,835,149
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
HNI Corp. ......................... 210,273 $ 10,591,451
Interface, Inc. ...................... 55,268 1,345,776
LanzaTech Global, Inc.
(a) (b)
.............. 1,092,945 1,497,335
Liquidity Services, Inc.
(a)
............... 194,443 6,278,564
Montrose Environmental Group, Inc.
(a) (b)
..... 287,594 5,334,869
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 133,558 1,478,487
Pitney Bowes, Inc. ................... 420,380 3,043,551
Quad/Graphics, Inc. , Class A ............ 172,430 1,201,837
Quest Resource Holding Corp.
(a)
.......... 164,797 1,071,181
Viad Corp.
(a)
....................... 185,037 7,865,923
Virco Mfg. Corp. .................... 9,350 95,838
VSE Corp.
(b)
....................... 25,364 2,412,116
194,868,514
Communications Equipment — 0.4%
(a)
Calix, Inc. ......................... 406,632 14,179,258
Extreme Networks, Inc. ................ 636,332 10,652,197
Harmonic, Inc.
(b)
..................... 1,010,069 13,363,213
Infinera Corp.
(b)
..................... 1,859,565 12,217,342
50,412,010
Construction & Engineering — 2.6%
Ameresco, Inc. , Class A
(a) (b)
............. 99,739 2,341,872
Argan, Inc. ........................ 115,579 15,838,946
Bowman Consulting Group Ltd.
(a) (b)
........ 127,306 3,176,285
Centuri Holdings, Inc.
(a)
................ 153,102 2,956,400
Construction Partners, Inc. , Class A
(a) (b)
..... 394,158 34,867,217
Dycom Industries, Inc.
(a)
............... 260,500 45,342,630
Fluor Corp.
(a)
....................... 1,436,773 70,861,644
Granite Construction, Inc.
(b)
............. 332,962 29,204,097
IES Holdings, Inc.
(a) (b)
................. 75,371 15,146,556
Limbach Holdings, Inc.
(a) (b)
.............. 94,052 8,045,208
MYR Group, Inc.
(a)
................... 146,711 21,826,195
Northwest Pipe Co.
(a)
................. 15,019 724,817
Orion Group Holdings, Inc.
(a)
............ 43,111 316,004
Primoris Services Corp. ............... 452,013 34,533,793
Sterling Infrastructure, Inc.
(a)
............ 273,734 46,110,492
331,292,156
Construction Materials — 0.5%
Knife River Corp.
(a)
................... 522,566 53,113,608
Smith-Midland Corp.
(a) (b)
............... 42,934 1,908,846
United States Lime & Minerals, Inc. ........ 96,555 12,816,711
67,839,165
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)
............. 3,246 181,062
Dave, Inc. , Class A
(a)
................. 72,460 6,298,223
FirstCash Holdings, Inc. ............... 356,099 36,891,856
LendingTree, Inc.
(a) (b)
................. 83,628 3,240,585
Moneylion, Inc. , Class A
(a)
.............. 78,544 6,755,570
NerdWallet, Inc. , Class A
(a) (b)
............ 326,730 4,345,509
OppFi, Inc. , Class A .................. 178,261 1,365,479
PROG Holdings, Inc. ................. 62,742 2,651,477
Regional Management Corp. ............ 12,951 440,075
Upstart Holdings, Inc.
(a) (b)
............... 720,872 44,384,089
World Acceptance Corp.
(a)
.............. 29,983 3,371,289
109,925,214
Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The) ................. 36,545 1,480,804
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 320,232 15,793,842
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
26,435 535,573
Natural Grocers by Vitamin Cottage, Inc. .... 22,829 906,768
PriceSmart, Inc. ..................... 144,343 13,304,094

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.
(a)
........... 924,273 $ 117,447,370
149,468,451
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA ............ 1,297,564 3,905,668
Myers Industries, Inc. ................. 337,848 3,729,842
Pactiv Evergreen, Inc. ................ 44,800 782,656
8,418,166
Distributors — 0.0%
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 216,083 4,001,857
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(a)
......... 63,408 5,760,617
American Public Education, Inc.
(a)
......... 12,665 273,184
Carriage Services, Inc. ................ 96,708 3,853,814
Coursera, Inc.
(a)
..................... 1,256,487 10,680,139
European Wax Center, Inc. , Class A
(a)
...... 259,402 1,730,211
Frontdoor, Inc.
(a)
..................... 705,754 38,583,571
KinderCare Learning Cos., Inc.
(a) (b)
........ 123,254 2,193,921
Laureate Education, Inc.
(a)
.............. 968,244 17,709,183
Mister Car Wash, Inc.
(a)
................ 741,695 5,406,957
Nerdy, Inc. , Class A
(a) (b)
................ 744,176 1,205,565
OneSpaWorld Holdings Ltd. ............. 917,878 18,265,772
Stride, Inc.
(a) (b)
...................... 390,413 40,575,623
Udemy, Inc.
(a)
...................... 839,451 6,908,682
Universal Technical Institute, Inc.
(a)
........ 364,422 9,369,290
162,516,529
Diversified REITs — 0.0%
Armada Hoffler Properties, Inc. .......... 32,178 329,181
Gladstone Commercial Corp. ............ 60,504 982,585
1,311,766
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
..................... 84,285 2,585,021
Bandwidth, Inc. , Class A
(a)
.............. 210,933 3,590,079
Cogent Communications Holdings, Inc. ..... 405,510 31,252,656
Globalstar, Inc.
(a) (b)
................... 5,638,459 11,671,610
IDT Corp. , Class B ................... 99,363 4,721,730
53,821,096
Electric Utilities — 0.2%
Genie Energy Ltd. , Class B ............. 62,027 967,001
MGE Energy, Inc. .................... 144,046 13,534,562
Otter Tail Corp. ..................... 169,794 12,537,589
27,039,152
Electrical Equipment — 1.9%
Allient, Inc. ........................ 6,849 166,294
American Superconductor Corp.
(a) (b)
....... 319,180 7,861,403
Amprius Technologies, Inc.
(a) (b)
........... 142,870 400,036
Array Technologies, Inc.
(a)
.............. 1,410,961 8,522,204
Atkore, Inc. ........................ 328,758 27,434,855
Blink Charging Co.
(a) (b)
................. 426,504 592,841
Bloom Energy Corp. , Class A
(a) (b)
......... 1,683,178 37,383,383
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 1,986,498 2,125,553
EnerSys .......................... 335,912 31,048,346
Enovix Corp.
(a) (b)
..................... 1,508,713 16,399,710
Fluence Energy, Inc. , Class A
(a) (b)
......... 570,769 9,063,812
GrafTech International Ltd.
(a)
............ 2,190,999 3,790,428
LSI Industries, Inc. ................... 181,313 3,521,098
NANO Nuclear Energy, Inc.
(a) (b)
........... 7,289 181,460
NEXTracker, Inc. , Class A
(a) (b)
............ 983,433 35,924,808
NuScale Power Corp. , Class A
(a) (b)
......... 777,322 13,937,384
Plug Power, Inc.
(a) (b)
.................. 554,768 1,181,656
Powell Industries, Inc.
(b)
............... 85,666 18,987,869
Security
Shares
Shares Value
Electrical Equipment (continued)
Preformed Line Products Co. ............ 1,640 $ 209,576
SES AI Corp. , Class A
(a) (b)
.............. 127,644 279,540
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 1,537,344 8,501,512
SolarMax Technology, Inc.
(a)
............. 94,392 152,915
Solidion Technology, Inc.
(a) (b)
............ 331,885 231,224
Thermon Group Holdings, Inc.
(a) (b)
......... 28,793 828,375
Ultralife Corp.
(a)
..................... 10,987 81,853
Vicor Corp.
(a) (b)
...................... 114,306 5,523,266
234,331,401
Electronic Equipment, Instruments & Components — 3.5%
908 Devices, Inc.
(a)
................... 22,667 49,867
Advanced Energy Industries, Inc. ......... 343,922 39,767,701
Arlo Technologies, Inc.
(a)
............... 898,909 10,058,792
Badger Meter, Inc.
(b)
.................. 269,426 57,150,643
Belden, Inc.
(b)
...................... 198,836 22,390,922
Climb Global Solutions, Inc. ............. 38,989 4,941,856
CTS Corp. ........................ 212,305 11,194,843
Daktronics, Inc.
(a) (b)
................... 53,674 904,944
ePlus, Inc.
(a) (b)
...................... 162,407 11,998,629
Evolv Technologies Holdings, Inc.
(a) (b)
...... 1,204,671 4,758,450
Fabrinet
(a) (b)
........................ 334,397 73,527,212
Insight Enterprises, Inc.
(a) (b)
............. 249,825 37,998,382
Itron, Inc.
(a)
........................ 374,674 40,682,103
Lightwave Logic, Inc.
(a) (b)
............... 1,108,438 2,327,720
MicroVision, Inc.
(a) (b)
.................. 1,059,642 1,388,131
Mirion Technologies, Inc. , Class A
(a)
....... 243,150 4,242,968
Napco Security Technologies, Inc. ........ 321,886 11,446,266
nLight, Inc.
(a)
....................... 25,683 269,415
Novanta, Inc.
(a)
..................... 329,278 50,303,800
OSI Systems, Inc.
(a) (b)
................. 136,626 22,875,291
Ouster, Inc. , Class A
(a)
................. 83,583 1,021,384
PAR Technology Corp.
(a) (b)
.............. 290,539 21,113,469
Plexus Corp.
(a)
...................... 73,810 11,549,789
441,962,577
Energy Equipment & Services — 2.0%
Archrock, Inc. ...................... 1,531,515 38,119,408
Atlas Energy Solutions, Inc. ............. 621,063 13,775,177
Cactus, Inc. , Class A
(b)
................ 611,026 35,659,477
ChampionX Corp. ................... 1,757,475 47,785,745
Core Laboratories, Inc.
(b)
............... 429,004 7,426,059
DMC Global, Inc.
(a) (b)
.................. 43,813 322,026
Drilling Tools International Corp.
(a)
......... 56,237 183,895
Helix Energy Solutions Group, Inc.
(a)
....... 240,766 2,243,939
Kodiak Gas Services, Inc. .............. 79,639 3,251,660
Liberty Energy, Inc. , Class A ............ 82,104 1,633,049
Nabors Industries Ltd.
(a)
............... 23,966 1,370,136
Natural Gas Services Group, Inc.
(a)
........ 18,308 490,655
Noble Corp. plc ..................... 827,356 25,978,979
Oceaneering International, Inc.
(a)
......... 926,377 24,159,912
Seadrill Ltd.
(a)
...................... 190,424 7,413,206
TETRA Technologies, Inc.
(a) (b)
............ 1,148,061 4,110,058
Tidewater, Inc.
(a) (b)
................... 446,756 24,442,021
Valaris Ltd.
(a) (b)
...................... 357,515 15,816,464
254,181,866
Entertainment — 0.5%
(a)
Atlanta Braves Holdings, Inc. , Class A
(b)
..... 94,972 3,874,857
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
460,391 17,614,560
Cinemark Holdings, Inc.
(b)
.............. 802,571 24,863,650
Eventbrite, Inc. , Class A ............... 636,537 2,138,764
Golden Matrix Group, Inc.
(b)
............. 177,700 351,846
IMAX Corp.
(b)
...................... 393,252 10,067,251
LiveOne, Inc.
(b)
..................... 612,092 899,775
Madison Square Garden Entertainment Corp. . 32,569 1,159,457

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Vivid Seats, Inc. , Class A
(b)
............. 697,087 $ 3,227,513
64,197,673
Financial Services — 2.0%
Alerus Financial Corp. ................ 13,167 253,333
AvidXchange Holdings, Inc.
(a)
............ 1,598,690 16,530,455
Cantaloupe, Inc.
(a)
................... 506,005 4,812,108
Cass Information Systems, Inc. .......... 111,169 4,547,924
EVERTEC, Inc. ..................... 586,910 20,266,002
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 76,193 15,006,211
Flywire Corp.
(a)
..................... 1,108,513 22,857,538
I3 Verticals, Inc. , Class A
(a) (b)
............ 13,760 317,030
International Money Express, Inc.
(a) (b)
....... 289,907 6,038,763
Marqeta, Inc. , Class A
(a)
............... 3,771,015 14,292,147
Mr Cooper Group, Inc.
(a) (b)
.............. 217,464 20,878,719
NCR Atleos Corp.
(a)
.................. 661,008 22,421,391
NMI Holdings, Inc. , Class A
(a)
............ 55,623 2,044,701
Pagseguro Digital Ltd. , Class A
(a)
......... 895,887 5,608,253
Payoneer Global, Inc.
(a)
................ 1,900,559 19,081,612
Paysign, Inc.
(a)
...................... 316,184 954,876
PennyMac Financial Services, Inc. ........ 137,439 14,038,019
Priority Technology Holdings, Inc.
(a)
........ 158,101 1,857,687
Remitly Global, Inc.
(a)
................. 1,370,271 30,927,016
Sezzle, Inc.
(a) (b)
..................... 19,368 4,954,334
StoneCo Ltd. , Class A
(a) (b)
.............. 1,360,243 10,841,137
Walker & Dunlop, Inc. ................. 215,946 20,992,111
259,521,367
Food Products — 1.1%
Beyond Meat, Inc.
(a) (b)
................. 555,215 2,087,608
BRC, Inc. , Class A
(a) (b)
................. 429,643 1,361,968
Calavo Growers, Inc. ................. 23,632 602,616
Cal-Maine Foods, Inc. ................. 23,294 2,397,419
Forafric Global plc
(a) (b)
................. 37,889 388,362
J & J Snack Foods Corp. ............... 140,292 21,763,498
John B Sanfilippo & Son, Inc. ............ 82,982 7,228,562
Lancaster Colony Corp. ............... 179,857 31,140,441
Lifeway Foods, Inc.
(a)
................. 40,992 1,016,602
Mama's Creations, Inc.
(a)
............... 298,997 2,380,016
Mission Produce, Inc.
(a)
................ 45,008 646,765
Simply Good Foods Co. (The)
(a) (b)
......... 837,728 32,654,638
SunOpta, Inc.
(a) (b)
.................... 845,097 6,507,247
Utz Brands, Inc. , Class A
(b)
............. 415,579 6,507,967
Vital Farms, Inc.
(a) (b)
.................. 305,203 11,503,101
Westrock Coffee Co.
(a) (b)
............... 314,820 2,021,144
WK Kellogg Co.
(b)
.................... 604,111 10,867,957
141,075,911
Ground Transportation — 0.5%
ArcBest Corp. ...................... 215,944 20,151,894
Covenant Logistics Group, Inc. , Class A ..... 11,965 652,212
Heartland Express, Inc. ................ 178,569 2,003,544
Marten Transport Ltd. ................. 109,568 1,710,357
PAMT Corp.
(a) (b)
..................... 8,424 137,985
Proficient Auto Logistics, Inc.
(a) (b)
.......... 36,169 291,884
RXO, Inc.
(a) (b)
....................... 1,461,935 34,852,531
Universal Logistics Holdings, Inc.
(b)
........ 21,827 1,002,732
Werner Enterprises, Inc. ............... 69,601 2,500,068
63,303,207
Health Care Equipment & Supplies — 4.3%
Accuray, Inc.
(a) (b)
..................... 811,525 1,606,819
Alphatec Holdings, Inc.
(a) (b)
.............. 953,079 8,749,265
Artivion, Inc.
(a) (b)
..................... 276,196 7,896,444
AtriCure, Inc.
(a)
..................... 282,144 8,622,321
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AxoGen, Inc.
(a)
...................... 390,080 $ 6,428,518
Bioventus, Inc. , Class A
(a)
.............. 121,140 1,271,970
Ceribell, Inc.
(a)
...................... 75,346 1,949,954
Cerus Corp.
(a)
...................... 1,661,117 2,558,120
CONMED Corp. ..................... 282,877 19,360,102
CVRx, Inc.
(a)
....................... 122,008 1,545,841
Embecta Corp. ..................... 50,370 1,040,140
Fractyl Health, Inc.
(a) (b)
................. 177,426 365,498
Glaukos Corp.
(a)
..................... 449,527 67,402,078
Haemonetics Corp.
(a)
................. 459,953 35,913,130
Inari Medical, Inc.
(a)
.................. 485,622 24,791,003
Inmode Ltd.
(a) (b)
..................... 82,258 1,373,709
Integer Holdings Corp.
(a) (b)
.............. 214,527 28,429,118
iRadimed Corp. ..................... 72,089 3,964,895
iRhythm Technologies, Inc.
(a) (b)
........... 286,703 25,852,009
Lantheus Holdings, Inc.
(a) (b)
............. 631,264 56,472,877
LeMaitre Vascular, Inc.
(b)
............... 185,593 17,100,539
LivaNova plc
(a)
...................... 30,563 1,415,373
Merit Medical Systems, Inc.
(a)
............ 525,432 50,819,783
NeuroPace, Inc.
(a)
................... 121,085 1,354,941
Novocure Ltd.
(a)
..................... 976,660 29,104,468
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 97,743 390,972
Paragon 28, Inc.
(a) (b)
.................. 434,937 4,492,899
PROCEPT BioRobotics Corp.
(a) (b)
......... 408,838 32,919,636
Pulmonx Corp.
(a) (b)
................... 352,388 2,392,714
Pulse Biosciences, Inc.
(a) (b)
.............. 167,275 2,912,258
RxSight, Inc.
(a) (b)
..................... 332,489 11,430,972
Sanara Medtech, Inc.
(a) (b)
............... 36,861 1,223,785
Semler Scientific, Inc.
(a) (b)
............... 43,811 2,365,794
SI-BONE, Inc.
(a) (b)
.................... 312,279 4,378,152
Sight Sciences, Inc.
(a)
................. 352,620 1,283,537
STAAR Surgical Co.
(a)
................. 453,409 11,013,305
Stereotaxis, Inc.
(a)
................... 515,842 1,176,120
Surmodics, Inc.
(a)
.................... 81,256 3,217,738
Tandem Diabetes Care, Inc.
(a) (b)
.......... 602,129 21,688,687
TransMedics Group, Inc.
(a) (b)
............. 300,388 18,729,192
Treace Medical Concepts, Inc.
(a)
.......... 447,596 3,330,114
UFP Technologies, Inc.
(a) (b)
.............. 66,519 16,264,561
Zynex, Inc.
(a) (b)
...................... 125,384 1,004,326
545,603,677
Health Care Providers & Services — 3.9%
Accolade, Inc.
(a) (b)
.................... 230,971 789,921
AdaptHealth Corp.
(a)
.................. 406,203 3,867,053
Addus HomeCare Corp.
(a) (b)
............. 62,884 7,882,509
agilon health, Inc.
(a) (b)
................. 2,825,426 5,368,309
AirSculpt Technologies, Inc.
(a) (b)
.......... 122,853 637,607
Alignment Healthcare, Inc.
(a) (b)
........... 910,795 10,246,444
AMN Healthcare Services, Inc.
(a)
.......... 348,582 8,338,081
Ardent Health Partners, Inc.
(a)
........... 79,132 1,351,574
Astrana Health, Inc.
(a) (b)
................ 394,890 12,450,882
Aveanna Healthcare Holdings, Inc.
(a)
....... 310,847 1,420,571
BrightSpring Health Services, Inc.
(a) (b)
...... 488,921 8,326,325
Brookdale Senior Living, Inc.
(a) (b)
.......... 1,474,325 7,415,855
Castle Biosciences, Inc.
(a) (b)
............. 78,111 2,081,658
Community Health Systems, Inc.
(a)
........ 618,937 1,850,622
Concentra Group Holdings Parent, Inc.
(b)
.... 695,465 13,756,298
CorVel Corp.
(a) (b)
..................... 244,026 27,150,333
DocGo, Inc.
(a) (b)
..................... 139,394 591,030
Enhabit, Inc.
(a)
...................... 39,352 307,339
Ensign Group, Inc. (The) ............... 509,807 67,732,958
GeneDx Holdings Corp. , Class A
(a) (b)
....... 14,886 1,144,138
Guardant Health, Inc.
(a)
................ 1,082,432 33,068,298
HealthEquity, Inc.
(a)
................... 787,258 75,537,405
Hims & Hers Health, Inc. , Class A
(a)
........ 1,740,100 42,075,618

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
InfuSystem Holdings, Inc.
(a)
............. 177,231 $ 1,497,602
Innovage Holding Corp.
(a)
.............. 63,066 247,849
Joint Corp. (The)
(a)
................... 102,376 1,088,257
LifeStance Health Group, Inc.
(a)
.......... 587,339 4,328,688
ModivCare, Inc.
(a) (b)
................... 50,780 601,235
Nano-X Imaging Ltd.
(a) (b)
............... 475,370 3,422,664
National Research Corp. ............... 136,295 2,404,244
NeoGenomics, Inc.
(a)
................. 100,426 1,655,020
Option Care Health, Inc.
(a)
.............. 736,594 17,088,981
Owens & Minor, Inc.
(a)
................. 103,982 1,359,045
PACS Group, Inc.
(a) (b)
................. 352,452 4,620,646
Patterson Cos., Inc. .................. 134,838 4,161,101
Pennant Group, Inc. (The)
(a)
............. 297,257 7,883,256
Performant Healthcare, Inc.
(a) (b)
........... 456,634 1,379,035
Privia Health Group, Inc.
(a) (b)
............. 934,291 18,265,389
Progyny, Inc.
(a) (b)
.................... 724,741 12,501,782
RadNet, Inc.
(a)
...................... 607,151 42,403,426
Select Medical Holdings Corp. ........... 678,772 12,794,852
Sonida Senior Living, Inc.
(a) (b)
............ 23,111 533,402
Talkspace, Inc.
(a)
.................... 1,130,659 3,493,736
US Physical Therapy, Inc. .............. 136,833 12,138,455
Viemed Healthcare, Inc.
(a)
.............. 305,540 2,450,431
489,709,924
Health Care REITs — 0.1%
CareTrust REIT, Inc. .................. 147,100 3,979,055
Community Healthcare Trust, Inc. ......... 19,012 365,221
Strawberry Fields REIT, Inc. ............ 53,812 567,178
Universal Health Realty Income Trust ...... 99,074 3,686,544
8,597,998
Health Care Technology — 0.4%
Evolent Health, Inc. , Class A
(a) (b)
.......... 1,052,269 11,838,026
Health Catalyst, Inc.
(a)
................. 45,058 318,560
HealthStream, Inc. ................... 72,219 2,296,564
LifeMD, Inc.
(a) (b)
..................... 200,457 992,262
OptimizeRx Corp.
(a)
.................. 161,549 785,128
Phreesia, Inc.
(a) (b)
.................... 508,266 12,787,973
Schrodinger, Inc.
(a) (b)
.................. 512,848 9,892,838
Simulations Plus, Inc.
(b)
................ 145,293 4,052,222
Teladoc Health, Inc.
(a) (b)
................ 254,650 2,314,769
Waystar Holding Corp.
(a) (b)
.............. 259,170 9,511,539
54,789,881
Hotel & Resort REITs — 0.4%
Ryman Hospitality Properties, Inc. ........ 539,586 56,300,403
Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc. , Class A
(a)
....... 466,958 4,987,111
BJ's Restaurants, Inc.
(a) (b)
.............. 93,297 3,277,990
Bloomin' Brands, Inc. ................. 380,534 4,646,320
Brinker International, Inc.
(a)
............. 364,842 48,264,948
Cheesecake Factory, Inc. (The) .......... 443,099 21,020,617
Cracker Barrel Old Country Store, Inc. ...... 46,126 2,438,220
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 295,556 8,627,280
Denny's Corp.
(a)
..................... 330,044 1,996,766
Despegar.com Corp.
(a) (b)
............... 76,611 1,474,762
Dine Brands Global, Inc. ............... 22,968 691,337
Empire Resorts, Inc.
(a) (b) (d)
.............. 25,366 —
Everi Holdings, Inc.
(a)
................. 398,278 5,380,736
First Watch Restaurant Group, Inc.
(a) (b)
...... 278,314 5,179,423
Global Business Travel Group I
(a)
......... 995,696 9,240,059
Hilton Grand Vacations, Inc.
(a)
........... 652,038 25,396,880
Inspired Entertainment, Inc.
(a) (b)
........... 207,241 1,875,531
International Game Technology plc ........ 142,102 2,509,521
Jack in the Box, Inc. .................. 178,137 7,417,625
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Krispy Kreme, Inc. ................... 787,271 $ 7,817,601
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 53,845 4,877,280
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 232,673 2,759,502
Monarch Casino & Resort, Inc. ........... 118,117 9,319,431
Nathan's Famous, Inc. ................ 21,419 1,683,748
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 185,022 536,564
Papa John's International, Inc. ........... 222,346 9,131,750
PlayAGS, Inc.
(a)
..................... 359,356 4,143,375
Portillo's, Inc. , Class A
(a) (b)
.............. 391,602 3,681,059
Potbelly Corp.
(a)
..................... 251,287 2,367,124
RCI Hospitality Holdings, Inc.
(b)
........... 40,085 2,303,685
Red Rock Resorts, Inc. , Class A .......... 207,000 9,571,680
Rush Street Interactive, Inc. , Class A
(a)
..... 703,294 9,649,194
Sabre Corp.
(a) (b)
..................... 751,073 2,741,416
Shake Shack, Inc. , Class A
(a)
............ 348,955 45,294,359
Six Flags Entertainment Corp.
(b)
.......... 632,569 30,483,500
Super Group SGHC Ltd. ............... 1,385,139 8,629,416
Sweetgreen, Inc. , Class A
(a) (b)
............ 919,107 29,466,570
Target Hospitality Corp.
(a)
.............. 303,192 2,930,351
United Parks & Resorts, Inc.
(a) (b)
.......... 281,022 15,790,626
Xponential Fitness, Inc. , Class A
(a) (b)
....... 222,712 2,995,476
360,598,833
Household Durables — 1.2%
Cavco Industries, Inc.
(a)
................ 75,741 33,797,906
Century Communities, Inc. ............. 28,767 2,110,347
Champion Homes, Inc.
(a)
............... 235,216 20,722,530
Cricut, Inc. , Class A .................. 342,489 1,952,187
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 255,135 5,936,992
Green Brick Partners, Inc.
(a)
............. 75,909 4,288,099
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 2,755 368,674
Installed Building Products, Inc. .......... 219,876 38,533,269
KB Home ......................... 88,283 5,801,959
Landsea Homes Corp.
(a) (b)
.............. 22,460 190,685
LGI Homes, Inc.
(a) (b)
.................. 11,250 1,005,750
Lovesac Co. (The)
(a) (b)
................. 63,846 1,510,596
Sonos, Inc.
(a) (b)
...................... 995,788 14,976,652
TRI Pointe Homes, Inc.
(a)
............... 241,743 8,765,601
United Homes Group, Inc. , Class A
(a)
....... 41,476 175,444
Worthington Enterprises, Inc. ............ 256,793 10,299,967
150,436,658
Household Products — 0.5%
Central Garden & Pet Co.
(a) (b)
............ 18,102 702,358
Central Garden & Pet Co. , Class A, NVS
(a)
... 80,331 2,654,939
Energizer Holdings, Inc. ............... 659,688 23,016,514
Oil-Dri Corp. of America ............... 9,546 836,611
WD-40 Co. ........................ 124,964 30,326,264
57,536,686
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.
(a) (b)
........... 599,565 2,386,269
Insurance — 1.6%
American Coastal Insurance Corp.
(a)
....... 97,539 1,312,875
AMERISAFE, Inc. ................... 78,018 4,021,048
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 611,542 23,703,368
Bowhead Specialty Holdings, Inc.
(a)
........ 25,856 918,405
Crawford & Co. , Class A, NVS ........... 147,190 1,701,516
F&G Annuities & Life, Inc. .............. 9,460 392,022
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 206,203 22,109,086
HCI Group, Inc. ..................... 74,518 8,683,582
Investors Title Co. ................... 2,248 532,236
Kingsway Financial Services, Inc.
(a) (b)
....... 120,198 1,006,057
Lemonade, Inc.
(a) (b)
................... 394,571 14,472,864

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Mercury General Corp. ................ 31,520 $ 2,095,450
Oscar Health, Inc. , Class A
(a) (b)
........... 1,825,665 24,536,938
Palomar Holdings, Inc.
(a)
............... 235,117 24,826,004
Root, Inc. , Class A
(a) (b)
................. 79,703 5,785,641
Selective Insurance Group, Inc. .......... 476,589 44,570,603
SiriusPoint Ltd.
(a)
.................... 70,117 1,149,218
Skyward Specialty Insurance Group, Inc.
(a)
... 78,030 3,943,636
Tiptree, Inc. ....................... 54,857 1,144,317
Trupanion, Inc.
(a) (b)
................... 302,988 14,604,022
Universal Insurance Holdings, Inc. ........ 42,843 902,274
202,411,162
Interactive Media & Services — 0.7%
Bumble, Inc. , Class A
(a)
................ 78,176 636,353
Cargurus, Inc. , Class A
(a)
............... 796,554 29,106,083
EverQuote, Inc. , Class A
(a) (b)
............. 226,710 4,531,933
fuboTV, Inc.
(a) (b)
..................... 205,709 259,193
Getty Images Holdings, Inc. , Class A
(a) (b)
.... 960,495 2,074,669
Grindr, Inc.
(a) (b)
...................... 227,979 4,067,145
MediaAlpha, Inc. , Class A
(a)
............. 273,937 3,092,749
QuinStreet, Inc.
(a)
.................... 496,421 11,452,433
Shutterstock, Inc. .................... 176,889 5,368,581
System1, Inc. , Class A
(a)
............... 286,967 257,782
Webtoon Entertainment, Inc.
(a) (b)
.......... 60,552 822,296
Yelp, Inc.
(a) (b)
....................... 590,528 22,853,434
ZipRecruiter, Inc. , Class A
(a)
............. 651,015 4,713,349
89,236,000
IT Services — 0.8%
Applied Digital Corp.
(a) (b)
............... 1,217,230 9,299,637
ASGN, Inc.
(a)
....................... 89,040 7,420,594
Backblaze, Inc. , Class A
(a)
.............. 368,033 2,215,559
BigBear.ai Holdings, Inc.
(a) (b)
............. 704,371 3,134,451
BigCommerce Holdings, Inc.
(a)
........... 650,713 3,982,363
Core Scientific, Inc.
(a) (b)
................ 1,300,346 18,269,861
Couchbase, Inc.
(a) (b)
.................. 363,689 5,669,911
DigitalOcean Holdings, Inc.
(a) (b)
........... 601,648 20,498,147
Fastly, Inc. , Class A
(a) (b)
................ 959,806 9,060,569
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 399,896 8,893,687
Hackett Group, Inc. (The) .............. 207,751 6,382,111
Tucows, Inc. , Class A
(a) (b)
............... 75,542 1,294,790
96,121,680
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............. 259,970 18,478,668
Marine Products Corp. ................ 42,590 390,550
Peloton Interactive, Inc. , Class A
(a) (b)
....... 3,001,392 26,112,110
Smith & Wesson Brands, Inc. ............ 24,386 246,421
Sturm Ruger & Co., Inc. ............... 41,208 1,457,527
46,685,276
Life Sciences Tools & Services — 0.2%
Akoya Biosciences, Inc.
(a) (b)
............. 271,439 621,595
BioLife Solutions, Inc.
(a) (b)
............... 295,223 7,663,989
ChromaDex Corp.
(a)
.................. 460,094 2,440,799
Codexis, Inc.
(a)
...................... 72,821 347,356
CryoPort, Inc.
(a) (b)
.................... 325,144 2,529,620
Harvard Bioscience, Inc.
(a)
.............. 130,084 274,477
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
1,022,948 5,575,067
Mesa Laboratories, Inc. ............... 14,791 1,950,489
OmniAb, Inc.
(a) (b)
.................... 95,209 337,040
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 5,861 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 5,861 —
Quanterix Corp.
(a) (b)
.................. 42,982 456,899
Standard BioTools, Inc.
(a) (b)
.............. 623,804 1,091,657
23,288,988
Security
Shares
Shares Value
Machinery — 5.1%
374Water, Inc.
(a) (b)
................... 620,782 $ 423,746
Alamo Group, Inc. ................... 93,617 17,404,336
Albany International Corp. , Class A ........ 69,598 5,565,752
Atmus Filtration Technologies, Inc. ........ 767,479 30,069,827
Blue Bird Corp.
(a) (b)
................... 294,122 11,361,933
Chart Industries, Inc.
(a) (b)
............... 394,147 75,219,014
Douglas Dynamics, Inc. ............... 179,372 4,238,560
Energy Recovery, Inc.
(a)
............... 520,518 7,651,615
Enerpac Tool Group Corp. , Class A ........ 496,770 20,412,279
Enpro, Inc. ........................ 20,859 3,597,135
ESCO Technologies, Inc. .............. 115,652 15,406,003
Federal Signal Corp. ................. 551,916 50,991,519
Franklin Electric Co., Inc. .............. 417,063 40,642,789
Gorman-Rupp Co. (The) ............... 187,749 7,119,442
Graham Corp.
(a)
..................... 92,451 4,111,296
Helios Technologies, Inc. ............... 207,125 9,246,060
Hillenbrand, Inc. .................... 214,576 6,604,649
Hillman Solutions Corp.
(a)
.............. 297,620 2,898,819
Hyster-Yale, Inc. , Class A .............. 64,751 3,297,768
John Bean Technologies Corp.
(b)
.......... 30,075 3,822,533
Kadant, Inc.
(b)
...................... 107,511 37,090,220
Lindsay Corp. ...................... 49,341 5,837,534
Mayville Engineering Co., Inc.
(a)
.......... 10,750 168,990
Miller Industries, Inc. ................. 7,297 476,932
Mueller Industries, Inc. ................ 947,957 75,229,868
Mueller Water Products, Inc. , Class A ...... 1,425,128 32,065,380
Omega Flex, Inc. .................... 34,245 1,437,263
REV Group, Inc.
(b)
................... 369,230 11,767,360
Shyft Group, Inc. (The) ................ 17,391 204,170
SPX Technologies, Inc.
(a) (b)
.............. 413,601 60,187,218
Standex International Corp. ............. 81,464 15,232,953
Taylor Devices, Inc.
(a) (b)
................ 25,482 1,060,561
Tennant Co. ....................... 76,270 6,218,293
Trinity Industries, Inc. ................. 686,621 24,100,397
Watts Water Technologies, Inc. , Class A ..... 251,744 51,179,555
642,341,769
Marine Transportation — 0.0%
Costamare, Inc. ..................... 27,983 359,582
Himalaya Shipping Ltd. ................ 253,632 1,232,651
1,592,233
Media — 0.5%
Boston Omaha Corp. , Class A
(a) (b)
......... 13,464 190,919
Cardlytics, Inc.
(a) (b)
................... 370,623 1,375,011
Clear Channel Outdoor Holdings, Inc.
(a)
..... 391,615 536,513
Entravision Communications Corp. , Class A .. 66,815 157,015
Gambling.com Group Ltd.
(a)
............. 158,499 2,231,666
Ibotta, Inc. , Class A
(a) (b)
................ 142,670 9,284,964
Innovid Corp.
(a)
..................... 110,884 342,632
Integral Ad Science Holding Corp.
(a) (b)
...... 79,981 835,002
John Wiley & Sons, Inc. , Class A ......... 192,702 8,423,004
Magnite, Inc.
(a) (b)
..................... 1,027,006 16,349,935
PubMatic, Inc. , Class A
(a)
............... 386,921 5,683,869
Sinclair, Inc. , Class A ................. 298,090 4,811,173
Stagwell, Inc. , Class A
(a)
............... 136,888 900,723
TechTarget, Inc.
(a)
.................... 238,191 4,720,946
Thryv Holdings, Inc.
(a)
................. 336,959 4,986,993
Townsquare Media, Inc. , Class A ......... 120,667 1,096,863
61,927,228
Metals & Mining — 1.3%
Alpha Metallurgical Resources, Inc.
(a)
...... 100,612 20,134,473
Carpenter Technology Corp. ............ 436,790 74,127,631
Century Aluminum Co.
(a)
............... 481,321 8,769,669
Constellium SE , Class A
(a)
.............. 1,185,246 12,172,476

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Contango ORE, Inc.
(a)
................. 38,877 $ 389,548
Critical Metals Corp.
(a) (b)
................ 81,442 552,991
Dakota Gold Corp.
(a)
.................. 373,713 822,169
Ivanhoe Electric, Inc.
(a) (b)
............... 783,549 5,915,795
Kaiser Aluminum Corp. ................ 137,350 9,651,585
MAC Copper Ltd. , Class A
(a) (b)
........... 135,078 1,434,528
Materion Corp. ..................... 178,573 17,657,298
Perpetua Resources Corp.
(a) (b)
........... 354,424 3,781,704
Piedmont Lithium, Inc.
(a) (b)
.............. 39,731 347,249
Ramaco Resources, Inc. , Class A ......... 243,928 2,502,701
Ramaco Resources, Inc. , Class B ......... 50,476 498,703
158,758,520
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc. ....... 34,223 227,583
Angel Oak Mortgage REIT, Inc. .......... 39,176 363,553
KKR Real Estate Finance Trust, Inc. ....... 141,107 1,425,181
2,016,317
Office REITs — 0.0%
Postal Realty Trust, Inc. , Class A ......... 75,617 986,802
Oil, Gas & Consumable Fuels — 1.3%
Berry Corp. ........................ 231,901 957,751
BKV Corp.
(a)
....................... 29,532 702,271
Centrus Energy Corp. , Class A
(a) (b)
........ 94,764 6,312,230
Crescent Energy, Inc. , Class A ........... 387,619 5,663,114
CVR Energy, Inc. .................... 280,992 5,265,790
Delek US Holdings, Inc. ............... 160,831 2,975,374
Diversified Energy Co. plc
(c)
............. 21,868 367,382
Dorian LPG Ltd. ..................... 164,977 4,020,490
Empire Petroleum Corp.
(a) (b)
............. 127,287 967,381
Encore Energy Corp.
(a) (b)
............... 1,189,088 4,054,790
Evolution Petroleum Corp. .............. 99,371 519,710
FLEX LNG Ltd. ..................... 164,502 3,773,676
Gulfport Energy Corp.
(a)
............... 60,648 11,171,362
Kinetik Holdings, Inc. , Class A ........... 37,142 2,106,323
Kosmos Energy Ltd.
(a) (b)
................ 4,275,912 14,623,619
Magnolia Oil & Gas Corp. , Class A ........ 1,474,856 34,482,133
NextDecade Corp.
(a) (b)
................. 1,060,104 8,173,402
Northern Oil & Gas, Inc. ............... 53,947 2,004,671
REX American Resources Corp.
(a)
........ 30,662 1,278,299
Riley Exploration Permian, Inc. ........... 15,715 501,623
Sable Offshore Corp. , Class A
(a) (b)
......... 459,306 10,518,107
SFL Corp. Ltd. ...................... 245,701 2,511,064
SM Energy Co. ..................... 178,236 6,908,427
Uranium Energy Corp.
(a) (b)
.............. 3,659,041 24,478,984
Ur-Energy, Inc.
(a) (b)
................... 2,831,561 3,256,295
VAALCO Energy, Inc. ................. 117,768 514,646
Verde Clean Fuels, Inc. , Class A
(a)
........ 26,406 107,340
W&T Offshore, Inc. ................... 908,295 1,507,770
World Kinect Corp. ................... 55,169 1,517,699
161,241,723
Paper & Forest Products — 0.0%
Sylvamo Corp. ..................... 69,546 5,495,525
Passenger Airlines — 0.3%
(a)
Frontier Group Holdings, Inc.
(b)
........... 401,381 2,853,819
Joby Aviation, Inc. , Class A
(b)
............ 3,964,821 32,233,995
Sun Country Airlines Holdings, Inc. ........ 172,097 2,509,174
Wheels Up Experience, Inc. , Class A
(b)
..... 832,259 1,373,227
38,970,215
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
....... 620,237 986,177
Herbalife Ltd.
(a) (b)
.................... 617,732 4,132,627
Security
Shares
Shares Value
Personal Care Products (continued)
Honest Co., Inc. (The)
(a)
............... 312,870 $ 2,168,189
Interparfums, Inc. .................... 167,745 22,060,145
Nature's Sunshine Products, Inc.
(a)
........ 20,200 296,132
Veru, Inc.
(a)
........................ 907,990 590,648
30,233,918
Pharmaceuticals — 2.2%
Alto Neuroscience, Inc.
(a) (b)
.............. 119,099 503,789
Alumis, Inc.
(a) (b)
..................... 78,554 617,434
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 1,220,145 9,663,548
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 351,449 13,049,301
ANI Pharmaceuticals, Inc.
(a) (b)
............ 117,170 6,477,158
Aquestive Therapeutics, Inc.
(a) (b)
.......... 191,067 680,199
Arvinas, Inc.
(a)
...................... 589,588 11,302,402
Avadel Pharmaceuticals plc , ADR
(a)
........ 844,809 8,878,943
Axsome Therapeutics, Inc.
(a) (b)
........... 336,841 28,500,117
BioAge Labs, Inc.
(a) (b)
................. 64,304 372,320
Biote Corp. , Class A
(a)
................. 228,375 1,411,357
Cassava Sciences, Inc.
(a) (b)
............. 375,827 886,952
Collegium Pharmaceutical, Inc.
(a) (b)
........ 290,761 8,330,303
Contineum Therapeutics, Inc. , Class A
(a) (b)
... 56,380 825,967
Corcept Therapeutics, Inc.
(a) (b)
........... 741,311 37,354,661
CorMedix, Inc.
(a) (b)
................... 507,516 4,110,880
Edgewise Therapeutics, Inc.
(a)
........... 665,882 17,779,049
Enliven Therapeutics, Inc.
(a) (b)
............ 306,022 6,885,495
Esperion Therapeutics, Inc.
(a) (b)
........... 474,386 1,043,649
Evolus, Inc.
(a)
...................... 509,947 5,629,815
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 273,217 2,035,467
Fulcrum Therapeutics, Inc.
(a) (b)
........... 245,747 1,155,011
Harmony Biosciences Holdings, Inc.
(a)
...... 346,959 11,938,859
Harrow, Inc.
(a) (b)
..................... 280,948 9,425,805
Innoviva, Inc.
(a) (b)
.................... 45,030 781,270
Liquidia Corp.
(a) (b)
.................... 580,349 6,824,904
Lyra Therapeutics, Inc.
(a) (b)
.............. 424,355 87,587
MBX Biosciences, Inc.
(a)
............... 57,059 1,051,597
MediWound Ltd.
(a) (b)
.................. 72,640 1,292,992
Mind Medicine MindMed, Inc.
(a) (b)
......... 737,056 5,129,910
Neumora Therapeutics, Inc.
(a) (b)
.......... 772,961 8,193,387
Ocular Therapeutix, Inc.
(a) (b)
............. 1,427,855 12,193,882
Omeros Corp.
(a) (b)
.................... 180,972 1,788,003
Pacira BioSciences, Inc.
(a) (b)
............. 30,882 581,817
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 70,288 570,739
Phibro Animal Health Corp. , Class A ....... 46,358 973,518
Rapport Therapeutics, Inc.
(a) (b)
........... 46,236 820,227
Revance Therapeutics, Inc.
(a)
............ 955,692 2,905,304
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 809,658 )
(a) (b) (e)
................... 77,257 32,659
scPharmaceuticals, Inc.
(a) (b)
............. 349,641 1,237,729
Septerna, Inc.
(a)
..................... 94,128 2,155,531
SIGA Technologies, Inc. ............... 318,729 1,915,561
Supernus Pharmaceuticals, Inc.
(a)
......... 31,352 1,133,688
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 337,254 18,673,754
Telomir Pharmaceuticals, Inc.
(a) (b)
......... 99,644 410,533
Terns Pharmaceuticals, Inc.
(a)
............ 32,525 180,189
Trevi Therapeutics, Inc.
(a) (b)
............. 350,841 1,445,465
Verrica Pharmaceuticals, Inc.
(a)
........... 204,318 143,023
WaVe Life Sciences Ltd.
(a)
.............. 722,816 8,941,234
Xeris Biopharma Holdings, Inc.
(a) (b)
........ 1,282,496 4,347,661
Zevra Therapeutics, Inc.
(a) (b)
............. 254,535 2,122,822
274,793,467
Professional Services — 3.4%
Barrett Business Services, Inc. ........... 210,070 9,125,441
CBIZ, Inc.
(a)
........................ 439,387 35,955,038
CRA International, Inc. ................ 60,734 11,369,405

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
CSG Systems International, Inc. .......... 271,960 $ 13,899,876
DLH Holdings Corp.
(a)
................. 27,660 222,110
ExlService Holdings, Inc.
(a)
............. 1,443,908 64,080,637
Exponent, Inc. ...................... 463,442 41,292,682
First Advantage Corp.
(a) (b)
.............. 330,746 6,194,873
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 530,372 567,498
Franklin Covey Co.
(a)
................. 104,455 3,925,419
HireQuest, Inc.
(b)
.................... 48,060 680,530
Huron Consulting Group, Inc.
(a)
........... 160,449 19,937,393
ICF International, Inc. ................. 170,874 20,369,889
Innodata, Inc.
(a)
..................... 246,922 9,758,357
Insperity, Inc. ....................... 329,150 25,512,416
Kforce, Inc. ........................ 167,159 9,477,915
Legalzoom.com, Inc.
(a)
................ 1,177,280 8,841,373
Maximus, Inc. ...................... 551,520 41,170,968
NV5 Global, Inc.
(a)
................... 92,133 1,735,786
Spire Global, Inc. , Class A
(a) (b)
........... 201,036 2,828,576
TriNet Group, Inc. ................... 292,783 26,575,913
Upwork, Inc.
(a) (b)
..................... 1,141,305 18,660,337
Verra Mobility Corp. , Class A
(a)
........... 1,511,285 36,542,871
WNS Holdings Ltd.
(a) (b)
................ 394,411 18,691,137
427,416,440
Real Estate Management & Development — 0.5%
Compass, Inc. , Class A
(a)
............... 3,350,545 19,600,688
eXp World Holdings, Inc.
(b)
.............. 754,111 8,679,818
Forestar Group, Inc.
(a)
................. 20,040 519,437
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 66,990 1,472,440
Opendoor Technologies, Inc.
(a) (b)
.......... 279,094 446,550
Real Brokerage, Inc. (The)
(a) (b)
........... 921,731 4,239,963
Redfin Corp.
(a) (b)
..................... 1,093,907 8,609,048
St. Joe Co. (The) .................... 328,480 14,758,606
58,326,550
Residential REITs — 0.1%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 599,699 5,451,264
Clipper Realty, Inc. ................... 94,040 430,703
UMH Properties, Inc. ................. 95,104 1,795,564
7,677,531
Retail REITs — 0.3%
Alexander's, Inc. .................... 19,985 3,998,199
CBL & Associates Properties, Inc. ......... 138,380 4,069,756
NETSTREIT Corp. ................... 134,443 1,902,368
Phillips Edison & Co., Inc. .............. 171,634 6,429,410
Saul Centers, Inc. ................... 86,556 3,358,373
Tanger, Inc. ........................ 379,909 12,966,294
32,724,400
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc. , Class A
(a) (b)
.......... 321,315 4,851,856
Aehr Test Systems
(a) (b)
................. 266,528 4,432,361
Ambarella, Inc.
(a)
.................... 182,387 13,266,830
Axcelis Technologies, Inc.
(a) (b)
............ 297,926 20,816,090
CEVA, Inc.
(a) (b)
...................... 182,002 5,742,163
Credo Technology Group Holding Ltd.
(a) (b)
.... 1,284,527 86,333,060
Diodes, Inc.
(a) (b)
..................... 44,013 2,714,282
Everspin Technologies, Inc.
(a) (b)
........... 150,259 960,155
FormFactor, Inc.
(a)
................... 709,365 31,212,060
GCT Semiconductor Holding, Inc.
(a) (b)
...... 66,562 155,089
Ichor Holdings Ltd.
(a)
.................. 94,885 3,057,195
Impinj, Inc.
(a) (b)
...................... 210,300 30,548,178
indie Semiconductor, Inc. , Class A
(a) (b)
...... 473,520 1,917,756
Kulicke & Soffa Industries, Inc. ........... 490,455 22,884,630
MaxLinear, Inc.
(a)
.................... 692,321 13,694,109
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Navitas Semiconductor Corp.
(a) (b)
......... 157,762 $ 563,210
NVE Corp. ........................ 43,805 3,567,041
PDF Solutions, Inc.
(a)
................. 283,167 7,668,162
Photronics, Inc.
(a)
.................... 191,394 4,509,243
Power Integrations, Inc. ............... 519,273 32,039,144
QuickLogic Corp.
(a) (b)
.................. 127,792 1,444,050
Rambus, Inc.
(a) (b)
.................... 979,660 51,784,828
Semtech Corp.
(a) (b)
................... 666,296 41,210,408
Silicon Laboratories, Inc.
(a) (b)
............. 294,908 36,633,472
SiTime Corp.
(a) (b)
.................... 170,210 36,515,151
SkyWater Technology, Inc.
(a) (b)
........... 248,761 3,432,902
Synaptics, Inc.
(a)
.................... 26,056 1,988,594
Ultra Clean Holdings, Inc.
(a)
............. 404,511 14,542,170
Veeco Instruments, Inc.
(a) (b)
............. 428,305 11,478,574
489,962,763
Software — 11.5%
8x8, Inc.
(a) (b)
........................ 1,150,920 3,072,956
A10 Networks, Inc. ................... 647,760 11,918,784
ACI Worldwide, Inc.
(a)
................. 969,928 50,348,962
Adeia, Inc. ........................ 844,421 11,805,006
Agilysys, Inc.
(a) (b)
.................... 206,268 27,167,558
Airship AI Holdings, Inc.
(a) (b)
............. 80,959 506,803
Alarm.com Holdings, Inc.
(a)
............. 433,246 26,341,357
Alkami Technology, Inc.
(a) (b)
............. 487,570 17,884,068
Altair Engineering, Inc. , Class A
(a)
......... 499,047 54,451,018
Amplitude, Inc. , Class A
(a) (b)
............. 720,353 7,599,724
Appian Corp. , Class A
(a)
............... 369,164 12,175,029
Arteris, Inc.
(a)
....................... 256,928 2,618,096
Asana, Inc. , Class A
(a) (b)
................ 746,441 15,130,359
AudioEye, Inc.
(a)
..................... 65,033 989,152
Aurora Innovation, Inc. , Class A
(a) (b)
........ 4,758,192 29,976,610
AvePoint, Inc. , Class A
(a) (b)
.............. 1,182,142 19,517,164
Blackbaud, Inc.
(a)
.................... 371,840 27,486,413
BlackLine, Inc.
(a) (b)
................... 529,014 32,142,891
Blend Labs, Inc. , Class A
(a)
............. 2,185,747 9,201,995
Box, Inc. , Class A
(a)
.................. 1,289,926 40,761,662
Braze, Inc. , Class A
(a) (b)
................ 606,038 25,380,871
C3.ai, Inc. , Class A
(a) (b)
................ 1,015,078 34,949,136
Cipher Mining, Inc.
(a) (b)
................. 1,252,563 5,811,892
Cleanspark, Inc.
(a) (b)
.................. 2,283,345 21,029,607
Clear Secure, Inc. , Class A ............. 805,085 21,447,464
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 1,639,016 45,105,720
Commvault Systems, Inc.
(a)
............. 373,327 56,338,778
CS Disco, Inc.
(a)
..................... 192,417 960,161
Daily Journal Corp.
(a) (b)
................ 9,055 5,143,149
Digimarc Corp.
(a) (b)
................... 133,266 4,990,812
Domo, Inc. , Class B
(a)
................. 312,391 2,211,728
D-Wave Quantum, Inc.
(a) (b)
.............. 494,378 4,152,775
eGain Corp.
(a)
...................... 162,139 1,010,126
Enfusion, Inc. , Class A
(a)
............... 444,702 4,580,431
EverCommerce, Inc.
(a)
................ 144,451 1,590,406
Freshworks, Inc. , Class A
(a)
............. 1,899,129 30,708,916
Intapp, Inc.
(a)
....................... 489,552 31,375,388
InterDigital, Inc. ..................... 232,370 45,014,716
Jamf Holding Corp.
(a)
................. 750,937 10,550,665
Kaltura, Inc.
(a)
...................... 907,931 1,997,448
Life360, Inc.
(a)
...................... 77,798 3,210,723
LiveRamp Holdings, Inc.
(a)
.............. 604,384 18,355,142
MARA Holdings, Inc.
(a) (b)
............... 2,139,072 35,872,237
Matterport, Inc. , Class A
(a)
.............. 2,447,773 11,602,444
Meridianlink, Inc.
(a) (b)
.................. 180,621 3,729,824
Mitek Systems, Inc.
(a) (b)
................ 416,573 4,636,457
N-able, Inc.
(a)
....................... 654,967 6,117,392
NCR Voyix Corp.
(a) (b)
.................. 1,206,531 16,698,389

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
NextNav, Inc.
(a) (b)
.................... 709,625 $ 11,041,765
Olo, Inc. , Class A
(a)
................... 462,357 3,550,902
OneSpan, Inc.
(a)
..................... 314,175 5,824,805
Ooma, Inc.
(a) (b)
...................... 29,240 411,114
PagerDuty, Inc.
(a) (b)
................... 822,292 15,015,052
Porch Group, Inc.
(a) (b)
................. 707,363 3,480,226
Prairie Operating Co.
(a) (b)
............... 36,015 249,224
Progress Software Corp. ............... 388,787 25,329,473
PROS Holdings, Inc.
(a)
................ 419,229 9,206,269
Q2 Holdings, Inc.
(a) (b)
.................. 541,614 54,513,449
Qualys, Inc.
(a)
...................... 340,330 47,721,073
Rapid7, Inc.
(a) (b)
..................... 567,172 22,817,330
Red Violet, Inc.
(a)
.................... 101,866 3,687,549
Rekor Systems, Inc.
(a) (b)
................ 581,440 907,046
ReposiTrak, Inc.
(b)
................... 106,185 2,349,874
Rimini Street, Inc.
(a)
.................. 81,327 217,143
Riot Platforms, Inc.
(a) (b)
................ 357,285 3,647,880
Roadzen, Inc.
(a) (b)
.................... 83,124 181,210
Sapiens International Corp. NV .......... 280,450 7,535,691
SEMrush Holdings, Inc. , Class A
(a)
........ 337,237 4,006,376
Silvaco Group, Inc.
(a) (b)
................ 46,382 374,767
SoundHound AI, Inc. , Class A
(a) (b)
......... 2,829,258 56,132,479
SoundThinking, Inc.
(a) (b)
................ 75,582 987,101
Sprinklr, Inc. , Class A
(a) (b)
............... 1,073,321 9,069,562
Sprout Social, Inc. , Class A
(a) (b)
........... 460,528 14,142,815
SPS Commerce, Inc.
(a)
................ 345,585 63,584,184
Tenable Holdings, Inc.
(a)
............... 1,085,981 42,765,932
Terawulf, Inc.
(a) (b)
.................... 2,293,290 12,980,021
Varonis Systems, Inc.
(a) (b)
............... 1,012,123 44,968,625
Vertex, Inc. , Class A
(a) (b)
................ 499,458 26,646,084
Viant Technology, Inc. , Class A
(a)
.......... 140,618 2,670,336
Weave Communications, Inc.
(a)
.......... 363,827 5,792,126
WM Technology, Inc. , Class A
(a)
.......... 800,786 1,105,085
Workiva, Inc. , Class A
(a)
................ 463,937 50,801,101
Yext, Inc.
(a)
........................ 971,091 6,176,139
Zeta Global Holdings Corp. , Class A
(a)
...... 1,639,546 29,495,433
Zuora, Inc. , Class A
(a)
................. 1,276,655 12,664,418
1,457,718,063
Specialized REITs — 0.1%
Outfront Media, Inc. .................. 533,017 9,455,722
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 32,463 265,223
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 461,249 68,942,888
Academy Sports & Outdoors, Inc.
(b)
........ 169,843 9,771,068
American Eagle Outfitters, Inc. ........... 1,293,014 21,554,543
Arhaus, Inc. , Class A ................. 402,802 3,786,339
Arko Corp. ........................ 73,108 481,782
Boot Barn Holdings, Inc.
(a) (b)
............. 271,357 41,197,420
Buckle, Inc. (The) ................... 282,072 14,332,078
Build-A-Bear Workshop, Inc. ............ 113,754 5,237,234
Caleres, Inc. ....................... 93,770 2,171,713
Camping World Holdings, Inc. , Class A ..... 517,553 10,910,017
EVgo, Inc. , Class A
(a) (b)
................ 129,878 526,006
Genesco, Inc.
(a)
..................... 29,211 1,248,770
GrowGeneration Corp.
(a) (b)
.............. 50,340 85,075
J Jill, Inc. ......................... 48,339 1,335,123
Leslie's, Inc.
(a)
...................... 1,000,755 2,231,684
National Vision Holdings, Inc.
(a)
.......... 49,652 517,374
RealReal, Inc. (The)
(a) (b)
................ 632,441 6,912,580
Revolve Group, Inc. , Class A
(a) (b)
.......... 351,418 11,768,989
Sonic Automotive, Inc. , Class A .......... 39,717 2,516,072
ThredUp, Inc. , Class A
(a)
............... 120,447 167,421
Tile Shop Holdings, Inc.
(a) (b)
............. 92,067 638,024
Security
Shares
Shares Value
Specialty Retail (continued)
Torrid Holdings, Inc.
(a) (b)
................ 175,849 $ 919,690
Upbound Group, Inc. ................. 490,653 14,312,348
Urban Outfitters, Inc.
(a)
................ 167,115 9,171,271
Victoria's Secret & Co.
(a) (b)
.............. 166,504 6,896,596
Warby Parker, Inc. , Class A
(a) (b)
........... 813,034 19,683,553
257,580,881
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc. , Class A ............ 194,205 2,977,163
Corsair Gaming, Inc.
(a)
................ 90,145 595,858
CPI Card Group, Inc.
(a)
................ 47,043 1,406,115
IonQ, Inc.
(a) (b)
....................... 1,844,170 77,030,981
Turtle Beach Corp.
(a) (b)
................. 84,877 1,469,221
83,479,338
Textiles, Apparel & Luxury Goods — 1.0%
Figs, Inc. , Class A
(a) (b)
................. 71,133 440,313
Hanesbrands, Inc.
(a)
.................. 3,237,815 26,355,814
Kontoor Brands, Inc. .................. 505,647 43,187,310
Oxford Industries, Inc. ................ 94,876 7,474,331
Rocky Brands, Inc. ................... 23,579 537,601
Steven Madden Ltd. .................. 662,747 28,180,003
Superior Group of Cos., Inc. ............ 18,812 310,963
Wolverine World Wide, Inc. ............. 727,315 16,146,393
122,632,728
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 178,119 895,938
Turning Point Brands, Inc. .............. 133,617 8,030,382
8,926,320
Trading Companies & Distributors — 3.5%
Alta Equipment Group, Inc. , Class A ....... 242,707 1,587,304
Applied Industrial Technologies, Inc. ....... 353,487 84,649,532
Beacon Roofing Supply, Inc.
(a)
........... 530,749 53,913,483
Boise Cascade Co. .................. 170,991 20,323,990
Custom Truck One Source, Inc.
(a) (b)
........ 297,953 1,433,154
Distribution Solutions Group, Inc.
(a) (b)
....... 82,653 2,843,263
DXP Enterprises, Inc.
(a)
................ 10,692 883,373
EVI Industries, Inc. ................... 38,625 631,519
FTAI Aviation Ltd. .................... 932,558 134,325,654
Global Industrial Co. .................. 123,809 3,069,225
GMS, Inc.
(a)
........................ 324,238 27,505,110
H&E Equipment Services, Inc. ........... 271,906 13,312,518
Herc Holdings, Inc. ................... 258,196 48,884,249
Hudson Technologies, Inc.
(a) (b)
........... 50,575 282,209
Karat Packaging, Inc. ................. 62,786 1,899,904
McGrath RentCorp ................... 223,254 24,964,262
Transcat, Inc.
(a) (b)
.................... 82,546 8,728,414
Xometry, Inc. , Class A
(a) (b)
.............. 391,633 16,707,064
445,944,227
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
...... 98,769 1,178,314
Water Utilities — 0.2%
American States Water Co. ............. 192,438 14,956,282
Cadiz, Inc.
(a) (b)
...................... 392,315 2,040,038
California Water Service Group .......... 143,840 6,520,267
Consolidated Water Co. Ltd. ............ 27,988 724,609
Global Water Resources, Inc. ............ 107,764 1,239,286
Middlesex Water Co. ................. 20,892 1,099,546
York Water Co. (The) ................. 18,993 621,451
27,201,479

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
...................... 245,497 $ 1,986,071
Total Common Stocks — 99 .8%
(Cost: $ 11,543,311,489 ) ............................ 12,597,879,927
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ............ 105,692 49,675
Contra Chinook Therape, CVR .......... 137,855 115,798
Inhibrx, Inc., CVR ................... 193,298 216,494
Oncternal Therapeutics, Inc., CVR
(b)
....... 6,020 6,170
388,137
Total Rights — 0.0%
(Cost: $ 191,265 ) ................................. 388,137
Warrants
Health Care Equipment & Supplies — 0.0%
(a) (b)
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/26/29 , Strike Price USD 11.00 ) . 3,797 12,169
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 ) ................. 3,797 12,170
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 24,339
Total Long-Term Investments — 99.8%
(Cost: $ 11,543,502,754 ) ............................ 12,598,292,403
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(h)
.................. 1,661,654,629 $ 1,662,485,457
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 23,027,456 23,027,456
Total Short-Term Securities — 13 .3%
(Cost: $ 1,684,495,603 ) ............................ 1,685,512,913
Total Investments — 113 .1%
(Cost: $ 13,227,998,357 ) ............................ 14,283,805,316
Liabilities in Excess of Other Assets — (13.1) % ............ (1,656,975,776)
Net Assets — 100.0% ...............................
$ 12,626,829,540
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $32,659, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,749,782,858 $ — $ (87,292,403)
(a)
$ (22,041) $ 17,043 $ 1,662,485,457 1,661,654,629 $ 14,233,012
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 48,768,473 — (25,741,017)
(a)
— — 23,027,456 23,027,456 999,702 —
$ (22,041) $ 17,043 $ 1,685,512,913 $ 15,232,714 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 247 03/21/25 $ 27,785 $ (1,753,202)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,597,847,268 $ 32,659 $ — $ 12,597,879,927
Rights ................................................ — — 388,137 388,137
Warrants .............................................. — 24,339 — 24,339
Short-Term Securities
Money Market Funds ...................................... 1,685,512,913 — — 1,685,512,913
$ 14,283,360,181 $ 56,998 $ 388,137 $ 14,283,805,316
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,753,202) $ — $ — $ (1,753,202)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust